SHORT-TERM BANK BORROWINGS	12 Months Ended
Dec. 31, 2024
SHORT-TERM BANK BORROWINGS
SHORT-TERM BANK BORROWINGS

8. SHORT-TERM BANK BORROWINGS

	As of December 31,
	2023	2024
	RMB	RMB
Secured borrowing	100,000,000	200,000,000

In March 2023, the Group entered into a twelve-month secured loan facility agreement with a commercial bank in mainland China, pursuant to which the Group was entitled to borrow secured bank loans of up to RMB160,000,000. In June and August 2023, the Group drew down RMB41,380,805 and RMB58,619,195, respectively, under this facility agreement bearing interest of 3.2% per annum, and repaid RMB100,000,000 in June 2024. In March and June 2024, the Group entered into two additional twelve - month secured loan facility agreements with this commercial bank, pursuant to which the Group was entitled to borrow secured bank loans of up to RMB100,000,000 each. The Group drew down RMB100,000,000 in March 2024 and RMB100,000,000 in June 2024 under the respective facility agreement, bearing an annual interest rate of 3.0%, and repaid RMB100,000,000 in March 2025. As of December 31, 2024, the total outstanding borrowings under these loan facility agreements were RMB200,000,000 and the Group provided cash collateral in the form of a US$ deposit equivalent to RMB215,652,000 held with the bank.

As of December 31, 2023 and 2024, unused secured loan facility amounted to RMB60,000,000 and nil, respectively. The outstanding short-term bank borrowings bore a weighted average interest rate of 3.2% and 3.0% per annum, respectively, and were denominated in RMB.